Commitment and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 25, 2015
Loss Contingencies [Line Items]
Number Charter Agreements Amended				11
Number Of Charter Agreements	7
Gain/ (Loss) on contract termination	$ 0	$ (28,241)	$ (1,307)
Increase (Decrease) in Contract Receivables, Net		(35,000)
Cash Received Under Charter Agreement		5,000
Allowance for Doubtful Accounts Receivable, Write-offs		16,471
Amount of receivables amortized		(6,759)
Loss of hire insurance recoveries recognized as revenue	51,934	969,825	2,185,524
Legal Settlements And Other	$ (258)	$ (2,948)	(2,013)
Minimum
Loss Contingencies [Line Items]
Time Charter Agreement Duration	4 years
Sale Of Vessel
Loss Contingencies [Line Items]
Sales Discounts Vessels	$ 5,000
Termination Of Contract
Loss Contingencies [Line Items]
Gain/ (Loss) on contract termination	$ 5,000
Ocean Rig Corcovado
Loss Contingencies [Line Items]
Loss of hire insurance recoveries recognized as revenue			20,200
Proceeds from legal settlements			20,200
Ocean Rig Mylos
Loss Contingencies [Line Items]
Loss of hire insurance recoveries recognized as revenue			$ 39,600